Fair value measurements - Additional Information (Detail) In Millions, unless otherwise specified		12 Months Ended										12 Months Ended
	Mar. 31, 2011 Other securities JPY (¥)	Mar. 31, 2011 Derivative financial instruments JPY (¥)	Mar. 31, 2013 Japanese Bonds Public and Corporate Bonds	Mar. 31, 2012 Japanese Bonds Public and Corporate Bonds	Mar. 31, 2013 U.S. European And Other Bonds Public and Corporate Bonds	Mar. 31, 2012 U.S. European And Other Bonds Public and Corporate Bonds	Mar. 31, 2013 Japan Common stocks	Mar. 31, 2012 Japan Common stocks	Mar. 31, 2013 Level 3 USD ($)	Mar. 31, 2013 Level 3 JPY (¥)	Mar. 31, 2012 Level 3 JPY (¥)	Mar. 31, 2013 Level 3 Financing receivable USD ($)	Mar. 31, 2013 Level 3 Financing receivable JPY (¥)	Mar. 31, 2012 Level 3 Financing receivable JPY (¥)
Fair Value Measurements [Line Items]
Percentage of assets			49.00%	60.00%	51.00%	40.00%	85.00%	83.00%
Retained interests in securitized financial receivables	¥ (13,165)
Transfers into Level 2 due to be measured at observable inputs		(21,413)
Finance receivables, fair value									351	32,974	32,056
Fair value, assets measured on nonrecurring basis, gain												$ 10	¥ 978	¥ 1,736